UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               February 1, 2013
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:  $    551348
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               December 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      351   350000 PRN      Sole                                     350000
Hologic Conv Sr Notes          CONV             436440AA9     6644  6665000 PRN      Sole                                    6665000
NuVasive Conv Sr Notes         CONV             670704AC9    14632 16722000 PRN      Sole                                   16722000
WebMD Health Conv Sr Notes     CONV             94770VAF9     3153  3765000 PRN      Sole                                    3765000
Wright Medical Conv Sr Notes   CONV             98235TAA5      563   560000 PRN      Sole                                     560000
ACI Worldwide                  COM              004498101     6086   139300 SH       Sole                                     139300
Abaxis                         COM              002567105     3801   102450 SH       Sole                                     102450
Acxiom                         COM              005125109     3955   226500 SH       Sole                                     226500
Advisory Board                 COM              00762W107      406     8675 SH       Sole                                       8675
AeroVironment                  COM              008073108      591    27200 SH       Sole                                      27200
Albany Molecular Research      COM              012423109     3918   742000 SH       Sole                                     742000
Allscripts                     COM              01988P108     3533   375080 SH       Sole                                     375080
AngioDynamics                  COM              03475V101      936    85200 SH       Sole                                      85200
Ansys                          COM              03662Q105     5626    83542 SH       Sole                                      83542
ArthroCare                     COM              043136100    10204   295000 SH       Sole                                     295000
Atwood Oceanics                COM              050095108      504    11000 SH       Sole                                      11000
Avid Technology                COM              05367P100      754    99450 SH       Sole                                      99450
Bio Reference Labs             COM              09057G602     9233   322500 SH       Sole                                     322500
Blackbaud                      COM              09227Q100     2130    93300 SH       Sole                                      93300
Brady                          COM              104674106     2158    64600 SH       Sole                                      64600
CRA International              COM              12618T105      988    50000 SH       Sole                                      50000
Celgene                        COM              151020104     2026    25825 SH       Sole                                      25825
Cepheid                        COM              15670R107     7158   211405 SH       Sole                                     211405
Cerner                         COM              156782104     1914    24690 SH       Sole                                      24690
Charles River Labs             COM              159864107     5652   150850 SH       Sole                                     150850
Chevron                        COM              166764100      205     1900 SH       Sole                                       1900
Cognex                         COM              192422103    16739   454985 SH       Sole                                     454985
Computer Programs & Systems    COM              205306103     4439    88175 SH       Sole                                      88175
Costar Group                   COM              22160N109      210     2350 SH       Sole                                       2350
Digital River                  COM              25388b104      446    31000 SH       Sole                                      31000
Dolby Laboratories             COM              25659T107     1936    66000 SH       Sole                                      66000
F5 Networks                    COM              315616102      515     5300 SH       Sole                                       5300
FactSet Research System        COM              303075105    16305   185155 SH       Sole                                     185155
Forrester Research             COM              346563109    11037   411825 SH       Sole                                     411825
Forward Air                    COM              349853101     1907    54475 SH       Sole                                      54475
Franklin Electric              COM              353514102     2273    36640 SH       Sole                                      36640
Fuel-Tech                      COM              359523107       88    21000 SH       Sole                                      21000
Furiex Pharmaceuticals         COM              36106P101      979    50816 SH       Sole                                      50816
Genesee & Wyoming Class A      COM              371559105      500     6575 SH       Sole                                       6575
Gentex                         COM              371901109    17379   921955 SH       Sole                                     921955
HMS Holdings                   COM              40425J101    10889   420095 SH       Sole                                     420095
Haemonetics                    COM              405024100    25281   619020 SH       Sole                                     619020
Healthcare Services Grp        COM              421906108     4356   187515 SH       Sole                                     187515
Healthways                     COM              422245100     3292   307650 SH       Sole                                     307650
Hologic                        COM              436440101    14779   738560 SH       Sole                                     738560
Huron Consulting Grp           COM              447462102     4841   143700 SH       Sole                                     143700
ICON PLC ADR                   COM              45103T107    21076   759210 SH       Sole                                     759210
IDEXX Laboratories             COM              45168D104    22342   240755 SH       Sole                                     240755
IPC Hospitalist                COM              44984A105     7168   180510 SH       Sole                                     180510
ITRON                          COM              465741106     7805   175200 SH       Sole                                     175200
Illumina                       COM              452327109    11185   201200 SH       Sole                                     201200
Integra Lifesciences           COM              457985208     1637    42000 SH       Sole                                      42000
Jack Henry & Associates        COM              426281101    12034   306515 SH       Sole                                     306515
Kaydon                         COM              486587108     6192   258750 SH       Sole                                     258750
LKQ                            COM              501889208    17670   837440 SH       Sole                                     837440
Linear Tech                    COM              535678106     1375    40100 SH       Sole                                      40100
Liquidity Services Inc         COM              53635B107      386     9450 SH       Sole                                       9450
Manhattan                      COM              562750109    26886   445583 SH       Sole                                     445583
Mednax                         COM              58502b106     7821    98350 SH       Sole                                      98350
Meridian Bioscience            COM              589584101     2547   125800 SH       Sole                                     125800
Merit Medical Systems          COM              589889104     4838   348075 SH       Sole                                     348075
Micros Systems                 COM              594901100     4899   115435 SH       Sole                                     115435
Morningstar                    COM              617700109     8839   140685 SH       Sole                                     140685
National Instruments           COM              636518102     1241    48100 SH       Sole                                      48100
NeuStar                        COM              64126x201     1514    36100 SH       Sole                                      36100
Nice Systems                   COM              653656108     5612   167625 SH       Sole                                     167625
NuVasive                       COM              670704105      262    16950 SH       Sole                                      16950
O'Reilly Automotive            COM              67103H107     5812    65000 SH       Sole                                      65000
Oceaneering Intl               COM              675232102      351     6525 SH       Sole                                       6525
Orthofix                       COM              N6748L102     3878    98600 SH       Sole                                      98600
Pengrowth Energy Tr            COM              706902509       60    12000 SH       Sole                                      12000
Quaker Chemical                COM              747316107     3404    63200 SH       Sole                                      63200
Quality Systems                COM              747582104     3181   183250 SH       Sole                                     183250
Quantum Corporation            COM              747906204       18    14200 SH       Sole                                      14200
ResMed                         COM              761152107    20907   502925 SH       Sole                                     502925
SEI Investments                COM              784117103    13156   563650 SH       Sole                                     563650
SM Energy                      COM              78454L100      376     7200 SH       Sole                                       7200
Sanofi-Aventis SA              COM              80105N113      259   152420 SH       Sole                                     152420
Skyworks Solutions             COM              83088M102      999    49235 SH       Sole                                      49235
Sourcefire                     COM              83616T108     3696    78270 SH       Sole                                      78270
Stem Cell Innovations          COM              85857B100        0   225000 SH       Sole                                     225000
TIBCO Software                 COM              88632Q103     1099    50000 SH       Sole                                      50000
Thoratec                       COM              885175307     1020    27175 SH       Sole                                      27175
Trimble Navigation             COM              896239100     8235   137750 SH       Sole                                     137750
Valeant Pharmaceuticals Int'l  COM              91911k102    60036  1004443 SH       Sole                                    1004443
Verint Systems                 COM              92343x100     2685    91450 SH       Sole                                      91450
Wright Medical                 COM              98235T107     1014    48300 SH       Sole                                      48300
Zebra Technologies             COM              989207105    12302   312950 SH       Sole                                     312950
El Paso Conv Pfd               PFD              283678209      221     4000 SH       Sole                                       4000